Trade and other receivables - Movement in provision for impairment (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Maximum
Provision for impairment of receivables
Credit terms for receivables	30 days
Trade and other receivables
Provision for impairment of receivables
Beginning balance		₽ (779)
(Charge)/reversal for the year		(1)
Utilisation		235
Ending balance		(545)
Cash receivable from agents
Provision for impairment of receivables
Beginning balance		(659)
(Charge)/reversal for the year		16
Utilisation		217
Ending balance		(426)
Cash receivable from agents | Maximum
Provision for impairment of receivables
Receivables, interest rate	36.00%
Cash receivable from agents | Minimum
Provision for impairment of receivables
Receivables, interest rate	20.00%
Deposits issued to merchants
Provision for impairment of receivables
Beginning balance		(3)
(Charge)/reversal for the year		(11)
Utilisation		1
Ending balance		(13)
Commissions receivable
Provision for impairment of receivables
Beginning balance		(7)
(Charge)/reversal for the year		(11)
Ending balance		(18)
Advances issued
Provision for impairment of receivables
Beginning balance		(1)
Ending balance		(1)
Other receivables
Provision for impairment of receivables
Beginning balance		(109)
(Charge)/reversal for the year		5
Utilisation		17
Ending balance		₽ (87)